Sullivan & Worcester LLP                  T 202 775 1200
                           1666 K Street, NW                     F 202 293 2275
                         Washington, DC 20006                     www.sandw.com


                                            February 2, 2009


VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

                         Metropolitan Series Fund, Inc.
                  (BlackRock Legacy Large Cap Growth Portfolio)
                               CIK: 0000710826


Ladies and Gentlemen:

     Pursuant to the Securities Act of 1933, as amended, and the General Rules and Regulations thereunder, enclosed for filing electronically is the Registration Statement on Form N-14 of Metropolitan Series Fund, Inc. (the "Fund"). This filing relates to the acquisition of the assets and liabilities of Met/AIM Capital Appreciation Portfolio, a series of Met Investors Series Trust, by and in exchange for shares of BlackRock Legacy Large Cap Growth Portfolio, a series of the Fund.

     Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1207.

                                              Very truly yours,

                                              David C. Mahaffey
                                              --------------------
                                              /s/David C. Mahaffey



Enclosures

cc:  Elizabeth M. Forget
     Michael Lawlor, Esq.
     John Loder, Esq.
     Michael O'Sullivan
     Catherine Dent
     Bryan Anderson